Commitments & Contingencies (Q3) (Details)					3 Months Ended			9 Months Ended		12 Months Ended
	May 09, 2023 USD ($) $ / shares	Apr. 17, 2023 USD ($) Underwriters	Apr. 16, 2023 USD ($) Underwriters	Feb. 09, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Demand	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Commitments & contingencies [Line Items]
Granted term				45 days
Underwriting cash discount per unit (in dollars per share) | $ / shares										$ 0.2
Underwriter cash discount										$ 9,700,000
Deferred commission per unit (in dollars per share) | $ / shares										$ 0.35
Deferred underwriting commissions					$ 6,762,000			$ 6,762,000		$ 16,905,000	$ 16,905,000
Number of Underwriters | Underwriters			1
Deferred fee waived off			$ 10,143,000
Reduction in deferred underwriter commissions recognized as income			440,592		$ 0		$ 0	$ 440,592	$ 0
Reduction in deferred underwriter commissions recorded to additional paid-in capital			$ 9,702,408			$ 9,702,408
Advisor [Member]
Commitments & contingencies [Line Items]
Cash										500,000
Common Stock										$ 250,000
Merger Agreement [Member]
Commitments & contingencies [Line Items]
Common Stock	$ 750,000,000
Number of Underwriters | Underwriters		1
Deferred fee waived off		$ 6,762,000
Common stock, share price (in dollars per share) | $ / shares	$ 10
Duration of lock-up agreements	180 days
Duration of written notice to board of directors	15 days
Duration to terminate the Merger Agreement	10 days
Minimum breach curable period	30 days
Percentage of reimbursable costs					50.00%			50.00%
Reimbursable costs					$ 238,917			$ 238,917
General and Administrative Expense [Member] | Merger Agreement [Member]
Commitments & contingencies [Line Items]
Reimbursable cost recorded as reduction in related expenses included in general and administrative expenses								$ 119,458
Maximum [Member]
Commitments & contingencies [Line Items]
Number of demands entitled to holders | Demand								3
Maximum [Member] | Merger Agreement [Member]
Commitments & contingencies [Line Items]
Reimbursable costs					$ 250,000			$ 250,000
Over-Allotment Units [Member]
Commitments & contingencies [Line Items]
Number of units issued (in shares) | shares				6,300,000
Underwriting cash discount per unit (in dollars per share) | $ / shares				$ 0.2
Underwriter cash discount				$ 9,700,000
Deferred commission per unit (in dollars per share) | $ / shares				$ 0.35
Common stock, share price (in dollars per share) | $ / shares				$ 10
Initial Public Offering [Member]
Commitments & contingencies [Line Items]
Number of units issued (in shares) | shares				48,300,000
Deferred underwriting commissions				$ 16,900,000
Common stock, share price (in dollars per share) | $ / shares				$ 10